PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)			1 Months Ended	6 Months Ended
	Jun. 29, 2021 director	Feb. 02, 2021 shares	Sep. 30, 2019 subsidiary	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit				¥ (3,118,000,119)			$ (482,916,724)	¥ (2,992,227,421)
Net proceeds				1,018,212,019	$ 157,700,960	¥ 0
Principal amount				63,042,155
Cash and cash equivalents				839,202,936		57,942,855	$ 129,975,984	¥ 31,696,237	$ 4,909,122	¥ 10,113,141
Total repayment amount on outstanding debts including the convertible notes and interest-free loan						315,873,493
Purchase of Intangible assets				¥ 9,868,419	$ 1,528,423	¥ 0
Number of subsidiaries disposed off | subsidiary			3
Depreciated over period				3 years	3 years
Class A Ordinary Shares
PRINCIPAL ACCOUNTING POLICIES
Ordinary shares | shares		30
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Share ownership for investments accounted for under equity method (as a percent)				34.71%			34.71%
Number of directors appointed | director	2
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period				1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period				4 years	4 years
Land use right
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life				44 years	44 years